INCOME TAXES - Disclosure of Income Tax Expense (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Current income tax expense	SFr (18.3)	SFr (20.6)	SFr (17.3)
Current income tax benefit (expense) of prior periods	(4.5)	(19.2)	1.0
Deferred income tax benefit	42.7	56.5	76.2
Total income tax benefit	SFr 19.9	SFr 16.7	SFr 59.9